Equity - Each Component of Other Comprehensive Income and Related Tax Effect Including Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Items that will not be reclassified to profit or loss, Before-tax:
Remeasurements of defined benefit plans, Net changes, Before-tax	¥ (25,538)	¥ 47,383	¥ 90,502
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Before-tax	(34,898)	20,020	34,189
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	(3,029)	1,729	3,317
Items that may be reclassified subsequently to profit or loss, Before-tax:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Before-tax	378
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Before-tax	(88)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Before-tax	290
Exchange differences on translating foreign operations, Amount incurred during the year, Before-tax	97,122	(204,372)	7,923
Exchange differences on translating foreign operations, Reclassification to profit or loss, Before-tax	(1,554)	188	141
Exchange differences on translating foreign operations, Net changes, Before-tax	95,568	(204,184)	8,064
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Before-tax	(19,793)	12,266	(24,158)
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Before-tax		(1,155)	100
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	(19,793)	11,111	(24,058)
Total other comprehensive income, Before-tax	12,600	(123,941)	112,014
Items that will not be reclassified to profit or loss, Tax benefit (expense):
Remeasurements of defined benefit plans, Net changes, Tax benefit (expense)	1,793	(34,039)	(32,348)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Tax benefit (expense)	10,852	(732)	(11,482)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	192	(41)	(55)
Items that may be reclassified subsequently to profit or loss, Tax benefit (expense):
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Tax benefit (expense)	(55)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Tax benefit (expense)	(7)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Tax benefit (expense)	(62)
Exchange differences on translating foreign operations, Amount incurred during the year, Tax benefit (expense)	(443)	(4)	3
Exchange differences on translating foreign operations, Reclassification to profit or loss, Tax benefit (expense)	443	4	(3)
Exchange differences on translating foreign operations, Net changes, Tax benefit (expense)
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Tax benefit (expense)	946	(521)	1,428
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Tax benefit (expense)		30	(14)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	946	(491)	1,414
Total other comprehensive income, Tax benefit (expense)	13,721	(35,303)	(42,471)
Items that will not be reclassified to profit or loss, Net-of-tax:
Remeasurements of defined benefit plans, Net changes, Net-of-tax	(23,745)	13,344	58,154
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Net-of-tax	(24,046)	19,288	22,707
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	(2,837)	1,688	3,262
Items that may be reclassified subsequently to profit or loss, Net-of-tax:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Net-of-tax	323
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Net-of-tax	(95)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Net-of-tax	228
Exchange differences on translating foreign operations, Amount incurred during the year, Net-of-tax	96,679	(204,376)	7,926
Exchange differences on translating foreign operations, Reclassification to profit or loss, Net-of-tax	(1,111)	192	138
Exchange differences on translating foreign operations, Net changes, Net-of-tax	95,568	(204,184)	8,064
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Net-of-tax	(18,847)	11,745	(22,730)
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Net-of-tax		(1,125)	86
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	(18,847)	10,620	(22,644)
Total other comprehensive income, Net of tax	¥ 26,321	¥ (159,244)	¥ 69,543